COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Sep. 30, 2025
Company Organization And Principal Activities
COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

1 COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

Diginex Limited (the “Company”) was incorporated on January 26, 2024 as an exempted company in the Cayman Islands with limited liability with its registered office at the office of Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9099, Cayman Islands and principal place of business at 25 Wilton Road, Victoria, London, SW1V 1LM, United Kingdom. The Company is a listed company under the symbol “DGNX” since January 2025 and are cross-listed on the Frankfurt Stock Exchange (Open Market) and the Tradegate Exchange under the symbol “I0Q” since February 2025.

The Company is an investment holding company. Together with its subsidiaries (collectively referred to as the “Group”), the Group is a sustainable RegTech business that empowers businesses and governments to streamline ESG, climate, and supply chain data collection and reporting.

These unaudited interim condensed consolidated financial statements are presented in US dollars (“USD”), which is the same as the functional currency of the Company.

These unaudited interim condensed consolidated financial statements for the six months ended September 30, 2025 and 2024 were authorized for issue by the Board of Directors on December 8, 2025. The Board of Directors has the power to amend these interim condensed consolidated financial statements after issue.

1.1 Summary of significant transactions

The Group undertook the following transactions that significantly affected the financial position and performance of the Group:

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On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants (as defined in note 19.2), with an exercise price of $5.13 per share, to purchase 2,250,000 ordinary shares of the Company. The total exercise price of US$11,542,500 has been delivered in full to the Company.

●	On September 8, 2025, the Company completed the distribution of a bonus shares issuance, whereby seven bonus ordinary shares were issued for every one ordinary share held (the “Stock Bonus”).

Following the distribution, the Company’s issued and outstanding ordinary shares increased proportionately by issuing 176,706,341 ordinary shares. As of September 8, 2025, the Company has 201,950,104 ordinary shares issued and outstanding. The securities held by the holders of the Company’s warrants and options outstanding as of September 5, 2025, were adjusted for the Stock Bonus. The Company’s authorized share capital and the par value per ordinary share remained unchanged.

1.2 Group reorganization

The Company was incorporated on January 26, 2024. On July 15, 2024, the Company completed a transaction pursuant to a share exchange agreement, whereby the then existing shareholders (the “Original Shareholders”) of Diginex Solutions (HK) Limited (“DSL”) transferred all of their shares in DSL to the Company, in consideration for the Company’s issuance of substantially the same securities to the Original Shareholders in exchange for the securities of DSL held by them (the “Exchange”). Prior to the Exchange, there were 16,756 ordinary shares of DSL issued and outstanding, 3,151 series A preferred shares of DSL issued and outstanding and 10,172 warrants of DSL (“DSL Private Warrants) issued and outstanding. In the Exchange, each of the securities of DSL were exchanged for substantially the same securities of the Company at an exchange ratio of one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company (“Ordinary Shares”), one (1) series A preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company (“Preferred Shares”) and one (1) warrant of DSL for four hundred and ten (410) warrants of the Company (“Private Warrants”). Within these unaudited interim condensed consolidated financial statements, the terms “Series A Preferred Shares” and “Preferred Shares” are used interchangeably.

In connection with the Exchange, the Company and security holders of DSL consummated the following transactions (the “Ancillary Transactions”):

(i)	the Company issued $4,350,000 new convertible loan notes (the “Notes”) to certain Original Shareholders in consideration for the cancellation of the then existing convertible loan notes issued by DSL and held by such Original Shareholders. The convertible loan notes automatically converted into Ordinary Shares upon the effectiveness of the Company’s registration statement on December 20, 2024;
(ii)	the Company granted certain share option awards under a new share option plan that was adopted by the Company to the holders of the unexercised share options granted by DSL (the “Original DSL Awards”), in consideration for the cancellation of the Original DSL Awards held by such holders. There was no automatic vesting of any unvested Awards upon completion of an initial public offering, the board of directors, at their discretion, do have the ability to accelerate vesting at any point; and
(iii)	the Company granted certain Private Warrants to purchase Ordinary Shares of the Company to the holders of the then existing DSL Private Warrants to purchase ordinary shares of DSL, in consideration for the cancellation of the DSL Private Warrants held by such holders.

Accordingly, upon consummation of the Exchange and the Ancillary Transactions (collectively the “Recapitalization”), DSL became a wholly owned subsidiary of the Company, and the Original Shareholders became shareholders of the Company. The remaining DSL security holders became security holders of the Company, in that they held the Company’s convertible loan notes, Awards and Private Warrants.

Following the Recapitalization, on July 26, 2024, the Company completed a share subdivision (the “Share Subdivision”) such that, the authorized share capital of the Company was changed from US$50,000 divided into 480,000,000 Ordinary shares of par value US$0.0001 each, 20,000,000 Preferred shares of par value US$0.0001 each to be US$50,000 divided into 960,000,000 Ordinary Shares of US$0.00005 par value each and 40,000,000 Preferred Shares of US$0.00005 par value each.

Upon completion of the Recapitalization, the Company became the holding company of the companies now comprising the Group, where both the Company and DSL operated under the common control of Rhino Ventures. The Group comprising of the Company and its subsidiaries resulting from the Recapitalization is regarded as a continuing entity, accordingly, these interim condensed consolidated financial statements for the six months ended September 30, 2025 and 2024 have been prepared as if the Company had always been the holding company of the Group with the reserves being retrospectively adjusted to reflect the Recapitalization.